Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Future minimum lease payments under these leases at September 30, 2022, are presented by calendar year as follows:

Year
2022	$33,469
2023	145,836
2024	150,095
2025	114,966

Total lease payments	444,366
Less: imputed interest	70,298

Present value of operating lease liabilities	$374,068

Schedule of Milestone Payment
As consideration for its services, Sphaera has received a fixed fee of $160,000 and is entitled to the following milestone payments upon achievement of specified milestones:

Milestone Event	Payment
First dosing of patient in US Phase 1 trial	$250,000
US Phase 1 trial completion with endpoints met	500,000
US Phase 2 trial completion with endpoints met	875,000
FDA Approval	4,000,000

Total potential milestone payments	$5,625,000